Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

4.	Property and Equipment

Property and equipment consist of the following (in thousands):

	June 30, 2023	December 31, 2022

Leasehold improvements	$261	$261
Office equipment	261	114
Tools and plant equipment	2,028	2,354
Vehicles	70	70

Less—Accumulated depreciation	(548)	(358)
Property and equipment, net	$2,072	$2,441

Depreciation expense for the three and six months ended June 30, 2023 was $0.16 million and $0.30 million, respectively. Depreciation expense for the three and six months ended June 30, 2022 was $0.06 million and $0.12 million, respectively.

3.	Property and Equipment

Property and equipment consist of the following (in thousands):

	As of December 31,
	2022	2021

Leasehold improvements	$261	$130
Office equipment	114	64
Tools and plant equipment	2,354	830
Vehicles	70	59

Less—Accumulated depreciation	(358)	(103)
Property and equipment, net	$2,441	$980

Depreciation expense for the years ended December 31, 2022, and December 31, 2021, were $348 thousand and $89 thousand, respectively. Property and equipment include tools and plant equipment obtained under capital lease in the amount of $232 thousand. The equipment is being depreciated over 5 years. The capital lease was entered into on July 1, 2022, and is payable over 18 months at 7% interest with monthly installments of $14 thousand. The company had an outstanding balance of $157 thousand on the capital lease at December 31, 2022